Unusual Items (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Unusual Items Expense

Total unusual items expense, a component of other expense, net in the unaudited condensed consolidated statements of operations, for the second quarter and first half of fiscal 2013 and 2012 was as follows:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
	(In millions)
Unusual items
Legal related matters	$(0.1)	$0.2	$0.4	$0.4
9 1/2% Senior Subordinated Notes (“9 1/2% Notes”) redemption	—	0.4	—	0.4
Rocketdyne Business acquisition related costs(1)	6.4	—	11.8	—

	$6.3	$0.6	$12.2	$0.8

(1)	Includes a benefit of $4.0 million and $3.6 million for the three and six months ended May 31, 2013, respectively, related to the Company not being required to divest the LDACS program (see Note 14).

Total unusual items expense, a component of other expense, net in the consolidated statements of operations was as follows:

	Year Ended
	2012	2011	2010
	(In millions)
Aerospace and Defense:
Loss on legal matters and settlements	$0.7	$4.1	$2.8

Aerospace and defense unusual items	0.7	4.1	2.8

Corporate:
Rocketdyne Business acquisition related costs	11.6	—	—
Executive severance agreements	—	—	1.4
Loss on debt repurchased	0.4	0.2	1.2
Loss on bank amendment	—	1.3	0.7
Gain on legal settlement	—	—	(2.7)

Corporate unusual items	12.0	1.5	0.6

Total unusual items	$12.7	$5.6	$3.4

2.25% Convertible Subordinated Debentures [Member]
Summary of Losses Incurred on Repurchase of Debt Instruments

A summary of the Company’s losses on the 2 1/4% Debentures repurchased during fiscal 2010 is as follows (in millions):

Principal amount repurchased	$77.8
Cash repurchase price	(74.3)

3.5
Write-off of the associated debt discount	(6.3)
Portion of the 2 1/4% Debentures repurchased attributed to the equity component	2.9
Write-off of the deferred financing costs	(0.4)

Loss on 2 1/4% Debentures repurchased	$(0.3)

Nine Point Five Percent Senior Subordinated Notes Due Two Zero One Four [Member]
Summary of Losses Incurred on Repurchase of Debt Instruments

A summary of the Company’s losses on the 9 1/2% Notes repurchased during fiscal 2010 is as follows (in millions):

Principal amount repurchased	$22.5
Cash repurchase price	(23.0)
Write-off of the deferred financing costs	(0.4)

Loss on 9 1/2% Notes repurchased	$(0.9)